Annual Fund Operating Expenses - NEOS Long/Short Equity Income ETF [Member]	Dec. 05, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.91%	[1]
Expenses (as a percentage of Assets)	2.89%

[1]	Other Expenses are comprised of dividend, interest and brokerage expenses on short positions and are based on estimated amounts for the Fund’s current fiscal year.